Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	ORIENTAL RISE HOLDINGS LIMITED
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	20,000,000
Amendment Flag	false
Entity Central Index Key	0001964664
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-274976
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 48 Xianyu Road Shuangcheng Town
Entity Address, City or Town	Zherong County Ningde City
Entity Address, Country	CN
Entity Address, Postal Zip Code	355399
Title of 12(b) Security	None
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	PKF Littlejohn LLP
Auditor Location	London, United Kingdom
Auditor Firm ID	2814
No Trading Symbol Flag	true
Security Exchange Name	NONE
Business Contact
Document Information Line Items
Entity Address, Address Line One	No. 48 Xianyu Road Shuangcheng Town
Entity Address, City or Town	Zherong County Ningde City
Entity Address, Country	CN
Entity Address, Postal Zip Code	355399
Contact Personnel Name	Dezhi Liu
City Area Code	+86 (0)
Local Phone Number	593 8386777
Contact Personnel Email Address	liudezhi@mdhtea.cn